Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Provision for Income Taxes

For the years ended December 31,	2023	2022
Current Tax
Canada	1,041	1,252
United States	(109)	104
Asia Pacific	224	262
Other International	25	21
Total Current Tax Expense (Recovery)	1,181	1,639
Deferred Tax Expense (Recovery)	(250)	642
	931	2,281

Disclosure Of Reconciliation Of Accounting Profit From Continuing Operations Multiplied By Applicable Tax Rates Explanatory
The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

For the years ended December 31,	2023	2022
Earnings (Loss) Before Income Tax	5,040	8,731
Canadian Statutory Rate (percent)	23.7	23.7
Expected Income Tax Expense (Recovery)	1,194	2,069
Effect on Taxes Resulting From:
Statutory and Other Rate Differences	(38)	17
Non-Taxable Capital (Gains) Losses	(15)	84
Non-Recognition of Capital (Gains) Losses	(30)	84
Adjustments Arising From Prior Year Tax Filings	(16)	15
Recognition of U.S. Tax Basis	(115)	—
Other	(49)	12
Total Tax Expense (Recovery)	931	2,281
Effective Tax Rate (percent)	18.5	26.1

Disclosure of deferred taxes
The breakdown of deferred income tax assets and deferred income tax liabilities, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

For the years ended December 31,	2023	2022
Deferred Income Tax Assets
Deferred Income Tax Assets to be Settled Within Twelve Months	(315)	(31)
Deferred Income Tax Assets to be Settled After More Than Twelve Months	(1,174)	(747)
	(1,489)	(778)
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities to be Settled Within Twelve Months	138	55
Deferred Income Tax Liabilities to be Settled After More Than Twelve Months	4,843	4,460
	4,981	4,515
Net Deferred Income Tax Liability	3,492	3,737

Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset Explanatory
The movement in deferred income tax assets and liabilities, without taking into consideration the offsetting of balances within the same tax jurisdiction, is:

Deferred Income Tax Assets	Unused Tax Losses	Risk Management	Other	Total
As at December 31, 2021	(655)	(11)	(788)	(1,454)
Charged (Credited) to Earnings	490	11	158	659
Charged (Credited) to Other Comprehensive Income	9	—	8	17
As at December 31, 2022	(156)	—	(622)	(778)
Charged (Credited) to Earnings	(777)	—	54	(723)
Charged (Credited) to Other Comprehensive Income	19	—	(7)	12
As at December 31, 2023	(914)	—	(575)	(1,489)

Deferred Income Tax Liabilities	PP&E	Risk Management	Other	Total
As at December 31, 2021	3,949	—	97	4,046
Charged (Credited) to Earnings	25	11	(53)	(17)
Charged (Credited) to Sunrise Purchase Price Allocation	486	—	—	486
As at December 31, 2022	4,460	11	44	4,515
Charged (Credited) to Earnings	495	(8)	(14)	473
Charged (Credited) to Other Comprehensive Income	(7)	—	—	(7)
As at December 31, 2023	4,948	3	30	4,981

Net Deferred Income Tax Liabilities	Total
As at December 31, 2021	2,592
Charged (Credited) to Earnings	642
Charged (Credited) to Sunrise Purchase Price Allocation	486
Charged (Credited) to Other Comprehensive Income	17
As at December 31, 2022	3,737
Charged (Credited) to Earnings	(250)
Charged (Credited) to Other Comprehensive Income	5
As at December 31, 2023	3,492

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits	The approximate amounts of tax pools available, including tax losses, are:

As at December 31,	2023	2022
Canada	8,547	8,505
United States	8,058	6,477
Asia Pacific	347	457
	16,952	15,439